Deconsolidation of 58 Home (Narrative) (Details) ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Oct. 12, 2015 CNY (¥)	Oct. 12, 2015 USD ($)	Jun. 20, 2016 CNY (¥)	Nov. 30, 2015 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Oct. 12, 2015 USD ($)
Class of Stock [Line Items]
Funds contributed by the Company as additional paid in capital, pursuant to the Daojia Share Subscription Agreement				¥ 640,700
Gain on deconsolidation and disposal of businesses			¥ 79,600		¥ (3,274)	$ (477)	¥ 0	¥ 79,581
Investment loss recorded					79,600		663,200
Finite-Lived Intangible Assets, Net					1,099,945
Deferred Tax Liabilities, Intangible Assets					¥ 268,171		319,219
Percentage of Preferred Shares Holding After Deconsolidation					3.30%	3.30%
Noncontrolling interests of 58 Home [Member]
Class of Stock [Line Items]
Waiver of receivables from 58 Home					¥ 77,300
Fifty Eight Home Ordinary Shares [Member]
Class of Stock [Line Items]
Equity Method Investment, Ownership Percentage					87.90%
58 Daojia Inc. [Member]
Class of Stock [Line Items]
Proceeds from issuance of preference stock	¥ 1,900,000	$ 290,000
Value of derecognized assets and liabilities, including allocated goodwill, on date of deconsolidation	1,900,000				¥ 1,300,000				$ 300,000
Fair value of investment in Series A preference shares	¥ 63,900	$ 10,000
Fair value of investment in Ordinary Shares					1,600,000
Gain on deconsolidation and disposal of businesses					292,800
Increase in share of net loss in 58 Home due to basis difference					¥ 24,400		¥ 24,400
Finite-Lived Intangible Assets, Net				304,500
Deferred Tax Liabilities, Intangible Assets				¥ 76,100
Equity Method Investment, Ownership Percentage					68.80%
Percentage of Preferred Shares Holding After Deconsolidation					3.30%	3.30%
Remaining Ownership Percentage After Deconsolidation					5.00%	5.00%
58 Daojia Inc. [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Equity Method Investment, Ownership Percentage					5.00%